Consolidated Schedule of Investments (unaudited) June 30, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)		Value

Private Equity Investments

Direct Investments — 34.8%(a)(b)(c)

Aerospace & Defense — 4.3%
Sierra Space Corp., Preferred A Shares (Acquired 12/01/21, Cost: $1,581,748)	157,964		$1,579,640
Yellowstone Ultimate Holdings LP (Acquired 11/08/22, Cost: $5,095,482)	—	(d)	5,095,671

			6,675,311

Biotechnology — 1.9%
Lotus Co-Invest LP (Acquired 10/31/22, Cost: $2,659,796)	—	(d)	2,983,782

Broadline Retail — 2.7%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $2,181,218)	74,536		3,495,738
Preferred A1 Shares (Acquired 04/16/21, Cost: $595,026)	13,033		611,248
Preferred B Shares (Acquired 04/16/21, Cost: $94,643)	2,073		97,224

			4,204,210

Capital Markets — 0.0%
FTX Trading Ltd.
B-1 Shares (Acquired 10/20/21, Cost: $224,692)	6,171		—
Common Shares (Acquired 10/20/21, Cost: $583,990)	24,685		—
Series C Preferred Shares (Acquired 02/08/22, Cost: $212,801)	4,591		—
West Realm Shires Services, Inc.
Common Shares (Acquired 11/05/21, Cost: $20,147)	132,000		—
Series A Preferred Shares (Acquired 02/08/22, Cost: $212,795)	93,127		—

			—

Commercial Services & Supplies — 2.4%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,784,128)(e)	—	(d)	1,824,884
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	—	(d)	1,797,910

			3,622,794

Entertainment — 5.5%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)	—	(d)	4,435,446
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $2,995,913)	—	(d)	4,089,999

			8,525,445

Health Care Equipment & Supplies — 1.3%
Chiaro Technology Ltd.
Class C Ordinary Shares (Acquired 07/28/21, Cost: $2,033,660)	295,449		1,635,979
Class CC Ordinary Shares (Acquired 10/25/22, Cost: $225,900)	39,792		283,506

			1,919,485

Security	Shares/ Par (000)		Value

Health Care Providers & Services — 5.1%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)	—	(d)	$1,043,700
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,183,687)	—	(d)	3,562,653
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $2,035,590)	—	(d)	3,219,451

			7,825,804

Health Care Technology — 1.5%
Thirty Madison, Inc. (Promissory Note(f), 2.37%, 07/15/24 & Warrant, expires 07/15/24, Strike Price USD 0.01) (Acquired 08/12/22, Cost: $2,037,966)	2,038		2,343,447

Household Durables — 1.5%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)	—	(d)	2,233,012

IT Services — 1.4%
OwnBackup Ltd.
Ordinary Shares (Acquired 07/23/21, Cost: $1,022,514)	91,427		1,096,050
Preferred A Shares (Acquired 07/23/21, Cost: $816,170)	72,977		874,867
Preferred A1 Shares (Acquired 07/23/21, Cost: $19,896)	1,779		21,327
Preferred B1 Shares (Acquired 07/23/21, Cost: $75,424)	6,744		80,849
Preferred C Shares (Acquired 07/23/21, Cost: $48,192)	4,309		51,657
Preferred C1 Shares (Acquired 07/23/21, Cost: $17,805)	1,592		19,085

			2,143,835

Software — 7.2%
Acronis AG, Preferred E Shares (Acquired 04/06/22, Cost: $1,687,277)	20,378		1,838,715
Ecovadis S.A.S.
Ordinary Shares (Acquired 10/04/22, Cost: $1,517,650)	6,350		1,822,648
Series A Preferred Shares (Acquired 10/04/22, Cost: $568,820)	2,380		683,134
Series B Preferred Shares (Acquired 10/04/22, Cost: $186,420)	780		223,886
Flexe, Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,714,289)	84,056		1,754,012
Project CS Co-Invest Fund, L.P. (Acquired 02/24/23, Cost: $2,825,429)	—	(d)	2,806,592
Stripe, Inc., Series I Preferred Shares (Acquired 03/20/23, Cost: $1,962,273)	97,460		1,962,273

			11,091,260

Total Direct Investments — 34.8%			53,568,385

1

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Primary Investments — 0.1%

Diversified — 0.1%
Grotech Ventures IV, LP (Acquired 10/11/22, Cost: $134,247)(a)(b)(c)(g)	—	(d)	$127,532

Secondary Investments — 26.7%(a)(c)

Commercial Services & Supplies — 0.9%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $302,363)	—	(d)	354,949
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)(b)	—	(d)	1,040,749

			1,395,698

Diversified(b) — 10.4%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,907,594)	—	(d)	2,567,822
Grotech Ventures III, LP (Acquired 09/30/22, Cost: $1,481,704)(g)	—	(d)	1,671,781
Inovia Continuity Fund I, LP (Acquired 09/17/21, Cost: $1,893,420)	—	(d)	1,782,030
Pamlico Capital III Continuation Fund, L.P. (Acquired 01/27/23, Cost: $2,905,832)	—	(d)	3,276,177
Roark Capital Partners CF LP (Acquired 08/26/22, Cost: $2,893,541)	—	(d)	3,725,865
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $1,805,183)	—	(d)	2,935,146

			15,958,821

Electronic Equipment, Instruments & Components — 2.1%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,700,156)(b)	—	(d)	3,248,158

Energy Equipment & Services — 2.7%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $2,230,792)	—	(d)	4,210,957

Food Products(b) — 4.7%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $3,009,511)	—	(d)	3,350,729
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $3,168,964)	—	(d)	3,893,472

			7,244,201

Health Care Providers & Services — 3.7%
Zenyth Partners Continuation Fund, LP (Acquired 09/29/22, Cost: $4,610,124)(b)	—	(d)	5,755,002

Trading Companies & Distributors — 2.2%
Bain Capital Empire Holdings, LP (Acquired 10/27/22, Cost: $3,405,933)(b)	—	(d)	3,336,389

Total Secondary Investments — 26.7%			41,149,226

Total Private Equity Investments — 61.6% (Cost: $85,205,236)			94,845,143

	Par (000)

Asset-Backed Securities
AIG CLO LLC, (3-mo. LIBOR US + 1.16%), 6.42%, 04/15/34	$1,000		988,408
Apidos CLO XVIII, Series 2018-18A, Class A1, (3-mo. LIBOR US + 1.14%), 6.41%, 10/22/30(h)(i)	1,000		996,081
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. LIBOR US + 1.13%), 6.40%, 10/22/34(h)(i)	1,000		988,218

Security	Par (000)	Value

Asset-Backed Securities (continued)
Battalion CLO XIX Ltd., Series 2021-19A, Class B, (3- mo. LIBOR US + 1.60%), 6.86%, 04/15/34(h)(i)	$1,000	$965,767
CIFC Funding Ltd.
(3-mo. LIBOR US + 1.33%), 6.59%, 01/16/33	1,000	993,250
Series 2021-6A, Class A, (3-mo. LIBOR US + 1.14%), 6.40%, 10/15/34(h)(i)	1,000	981,000
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3-mo. LIBOR US + 1.50%), 6.76%, 07/17/31(h)(i)	750	734,748
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.40%, 04/20/34(h)(i)	1,000	984,732
Elmwood CLO X Ltd., Series 2021-3A, Class A, (3-mo. LIBOR US + 1.04%), 6.29%, 10/20/34(h)(i)	1,000	989,115
Galaxy XXVII CLO Ltd., Series 2018-27A, Class C, (3-mo. LIBOR US + 1.80%), 7.12%, 05/16/31(h)(i)	700	672,336
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (3-mo. LIBOR US + 1.12%), 6.37%, 07/20/31(h)(i)	1,000	996,210
Madison Park Funding XXXII Ltd., Series 2018-32A, Class A1R, (3-mo. LIBOR US + 1.00%), 6.27%, 01/22/31(h)(i)	1,000	991,449
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class AR, (3-mo. LIBOR US + 1.08%), 6.34%, 10/16/33(h)(i)	1,000	989,952
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, (3-mo. LIBOR US + 1.06%), 6.32%, 04/16/33(h)(i)	1,000	989,675
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, (3-mo. LIBOR US + 1.13%), 6.39%, 07/17/35(h)(i)	1,000	984,739
Palmer Square CLO Ltd.(h)(i)
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.45%), 6.71%, 04/18/31	1,000	991,008
Series 2020-3A, Class A1AR, (3-mo. LIBOR US + 1.08%), 6.40%, 11/15/31	1,000	992,000
Series 2021-2A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 07/15/34	1,000	986,326
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.85%, 04/20/35	1,000	974,132
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo. LIBOR US + 1.14%), 6.40%, 10/15/35(h)(i)	1,000	980,169
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3-mo. LIBOR US + 2.00%), 7.25%, 04/20/33(h)(i)	750	731,342
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3-mo. LIBOR US + 1.22%), 6.49%, 10/24/34(h)(i)	500	492,283

Total Asset-Backed Securities — 13.2% (Cost: $20,460,749)		20,392,940

Corporate Bonds

Automobiles — 0.8%
Mercedes-Benz Finance North America LLC, 5.50%, 11/27/24(i)	1,185	1,182,618

Banks — 1.3%
Danske Bank A/S, (1-year CMT + 2.10%), 6.47%, 01/09/26(h)(i)	2,000	1,995,231

Building Materials — 0.2%
Standard Industries, Inc., 4.75%, 01/15/28(i)	324	301,721

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(i)	215	203,540

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.2%
WESCO Distribution, Inc., 7.13%, 06/15/25(i)	$240	$242,528

Commercial Services & Supplies — 0.1%
United Rentals North America, Inc., 6.00%, 12/15/29(i)	132	131,675

Consumer Staples Distribution & Retail(i) — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28	137	133,128
Lamb Weston Holdings, Inc., 4.13%, 01/31/30	133	118,864

		251,992

Electric Utilities — 0.1%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(i)	163	148,873

Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.05%, 04/15/28(i)	135	134,016

Environmental, Maintenance & Security Service — 0.2%
GFL Environmental, Inc., 5.13%, 12/15/26(i)	273	263,387

Financial Services — 4.5%
Bank of America Corp., (1-day SOFR + 1.11%), 3.84%, 04/25/25(h)	4,000	3,920,768
Morgan Stanley, (1-day SOFR + 0.51%), 0.79%, 01/22/25(h)	3,000	2,907,202
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(i)	154	136,290

		6,964,260

Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc., 4.63%, 07/15/28(i)	163	151,089
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	1,265	1,258,795

		1,409,884

Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(i)	208	200,839

Hotels, Restaurants & Leisure(i) — 0.2%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 3.88%, 01/15/28	104	95,074
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/28	282	277,689

		372,763

Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%, 03/15/28(i)	347	320,149

Internet Software & Services(i) — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	112,100
Match Group Holdings II LLC, 4.63%, 06/01/28	333	305,894

		417,994

IT Services — 0.1%
Gartner, Inc., 4.50%, 07/01/28(i)	161	150,408

Media(i) — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	291	265,127
Sirius XM Radio, Inc., 5.00%, 08/01/27	148	137,313

		402,440

Metals & Mining(i) — 0.1%
Arconic Corp.
6.00%, 05/15/25	101	101,803
6.13%, 02/15/28	138	139,712

		241,515

Security	Par (000)	Value

Offshore Drilling & Other Services — 0.1%
Entegris Escrow Corp., 4.75%, 04/15/29(i)	$218	$202,375

Semiconductors & Semiconductor Equipment(i) — 0.3%
Sensata Technologies BV
5.63%, 11/01/24	187	185,589
5.00%, 10/01/25	277	271,190

		456,779

Software(i) — 0.2%
Open Text Corp., 6.90%, 12/01/27	201	204,624
PTC, Inc., 3.63%, 02/15/25	140	135,190

		339,814

Textiles, Apparel & Luxury Goods(i) — 0.2%
Hanesbrands, Inc., 4.88%, 05/15/26	119	111,091
William Carter Co., 5.63%, 03/15/27	142	137,787

		248,878

Total Corporate Bonds — 10.8% (Cost: $16,983,486)		16,583,679

Floating Rate Loan Interests(h)

Aerospace & Defense — 0.1%
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. LIBOR US + 2.00%), 7.54%, 11/05/28	139	138,851

Automobile Components — 0.0%
Allison Transmission, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.93%, 03/29/26	49	48,632

Broadline Retail — 0.1%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/24/28	39	39,269
Sally Holdings LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.60%, 02/28/30(a)	39	38,854

		78,123

Building Products — 0.1%
Advanced Drainage Systems, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.51%, 07/31/26	35	35,558
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.70%, 04/28/29	46	45,408
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 07/28/28	51	50,419

		131,385

Capital Markets — 0.2%
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.24%, 12/20/29	39	38,794
Castlelake Aviation Ltd., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.30%, 10/22/26	58	58,003
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.00%, 10/22/27	19	18,795
Greenhill & Co., Inc., Term Loan B, (3-mo. LIBOR US + 3.25%), 8.73%, 04/12/24	177	176,465

		292,057

Chemicals — 0.3%
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.10%, 01/31/26	68	68,011

3

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 02/15/30	$26	$26,004
INEOS U.S. Finance LLC
2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.70%, 11/08/28	99	97,251
2023 USD Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.70%, 02/18/30	58	57,617
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.00%, 03/02/26	78	78,372
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.65%, 06/09/28	58	57,881

		385,136

Commercial Services & Supplies — 0.4%
Aramark Services, Inc., 2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.72%, 06/22/30(a)	115	114,491
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.95%, 09/07/27	72	71,584
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 10/08/28	73	73,271
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28	6	5,662
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28	75	74,643
GFL Environmental, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.15%, 05/28/27	37	36,664
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 2.75%), 7.94%, 09/23/26	55	54,749
Tempo Acquisition LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 08/31/28	147	147,381

		578,445

Communications Equipment — 0.0%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.59%, 01/18/30	14	13,965

Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.41%, 06/21/24	1	1,511

Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.89%, 02/03/27	98	97,650
U.S. Foods, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.22%, 09/13/26	119	118,997

		216,647

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 11/24/28	136	135,307

Security	Par (000)	Value

Diversified REITs — 0.1%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.85%, 05/18/30	$100	$99,604

Diversified Telecommunication Services — 0.1%
Iridium Satellite LLC, 2021 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 11/04/26	103	102,779
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 03/01/27	88	82,106

		184,885

Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.54%, 10/05/28	6	5,951

Entertainment — 0.2%
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 05/24/29	23	22,556
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30	86	85,765
Playtika Holding Corp., 2021 Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 03/13/28	73	72,963
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.33%, 01/20/28	184	183,343

		364,627

Financial Services — 0.3%
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3-mo. LIBOR US + 2.25%), 7.56%, 10/30/26	64	63,463
2021 USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.43%), 7.80%, 04/13/28	28	28,291
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 03/24/25	187	185,668
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/31/28	118	118,061

		395,483

Food Products — 0.1%
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. LIBOR US + 2.50%), 7.65%, 10/10/26	11	10,418
Hostess Brands LLC, 2023 Term Loan B, 06/21/30(j)	45	45,200
Nomad Foods U.S. LLC, 2022 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.56%, 11/12/29	48	48,335

		103,953

Ground Transportation — 0.2%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 08/06/27	100	98,421
Genesee & Wyoming, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%), 7.34%, 12/30/26	182	182,232
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.01%, 03/03/30	23	22,924

		303,577

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services — 0.0%
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 10/27/28	$54	$53,534

Hotels, Restaurants & Leisure — 0.5%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.94%, 11/19/26	98	96,879
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/17/28	74	73,713
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.75%, 07/22/28	21	20,857
Four Seasons Hotels Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/30/29	27	26,898
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.94%, 06/22/26	177	176,731
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.95%, 05/03/29	67	67,078
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.25%, 04/14/29	106	105,508
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 08/25/28	25	24,772
Station Casinos LLC, 2020 Term Loan B, (1-mo. LIBOR US at 0.25% Floor + 2.25%), 7.45%, 02/08/27	73	72,485
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 05/24/30	165	164,911

		829,832

Interactive Media & Services — 0.0%
Adevinta ASA, USD Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.29%, 06/26/28	54	53,689

IT Services — 0.1%
Go Daddy Operating Co. LLC, 2022 Term Loan B5, 11/09/29(j)	100	100,705
World Wide Technology Holding Co. LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.52%, 03/01/30	40	39,950

		140,655

Life Sciences Tools & Services — 0.3%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.45%, 11/08/27	106	105,508
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 02/22/28	36	34,905
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28	146	146,189

Security	Par (000)	Value

Life Sciences Tools & Services (continued)
IQVIA, Inc., 2018 USD Term Loan B3, (1-mo. LIBOR US + 1.75%), 7.29%, 06/11/25	$109	$108,613
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28	36	36,423

		431,638

Machinery — 0.1%
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 04/20/29	18	17,764
Emerald Debt Merger Sub LLC, Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.26%, 05/31/30	41	40,870
Generac Power Systems, Inc., 2019 Term Loan B, (1- mo. CME Term SOFR + 1.75%), 7.01%, 12/13/26	33	33,096
Zurn LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 10/04/28	47	47,348

		139,078

Media — 0.2%
Cogeco Communications USA II LP, Term Loan B, (1- mo. CME Term SOFR + 2.00%), 7.20%, 01/03/25	37	36,897
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 09/01/28	119	117,490
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.69%, 04/15/27	19	16,289
Midcontinent Communications, 2019 Term Loan B, (1- mo. CME Term SOFR + 1.75%), 6.85%, 08/15/26(a)	97	95,476
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.72%, 09/18/26	54	54,223

		320,375

Oil, Gas & Consumable Fuels — 0.1%
Murphy USA, Inc., Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 1.75%), 6.92%, 01/31/28	35	35,156
Whitewater Whistler Holdings LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.49%, 02/15/30	53	52,921

		88,077

Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28	43	43,860
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28	158	157,877
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28	126	125,579

		327,316

Pharmaceuticals — 0.2%
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.01%, 08/01/27	178	174,763
Jazz Financing Lux SARL, USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 05/05/28	134	133,270

5

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.45%, 04/20/29	$45	$44,958
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 07/03/28	25	24,586

		377,577

Professional Services — 0.3%
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.95%, 04/28/28	184	182,845
Maximus, Inc., Term Loan B, (2-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.23%, 05/28/28	75	74,363
Trans Union LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.95%, 11/16/26	183	182,753

		439,961

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 08/21/25	36	35,374
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 01/31/30(a)	59	57,252

		92,626

Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 12/02/28	70	68,746

Software — 0.3%
Informatica LLC, 2021 USD Term Loan B, (1-mo. LIBOR US + 2.75%), 8.00%, 10/27/28	138	137,775
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.20%, 09/12/29	165	164,408
SS&C Technologies, Inc., 2018 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.97%, 04/16/25	150	149,202
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.95%, 02/28/30	21	20,856

		472,241

Specialty Retail — 0.1%
Leslie’s Poolmart, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 03/09/28	93	92,657
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/11/28	61	61,017
Restoration Hardware, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 10/20/28	52	50,488

		204,162

Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 02/20/29	41	41,305
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(a)	34	34,000

		75,305

Security	Par (000)	Value

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.44%, 05/19/28	$155	$154,520
GYP Holdings III Corp., 2023 Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.10%, 05/12/30	99	99,426

		253,946

Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.95%, 04/11/25	136	135,653

Total Floating Rate Loan Interests — 5.2% (Cost: $7,982,003)		7,982,550

Total Long-Term Investments — 90.8% (Cost: $130,631,474)		139,804,312

	Shares

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(k)(l)	12,889,354	12,889,354

Total Short-Term Securities — 8.4% (Cost: $12,889,354)		12,889,354

Total Investments — 99.2% (Cost: $143,520,828)		152,693,666

Other Assets Less Liabilities — 0.8%		1,240,046

Net Assets — 100.0%		$153,933,712

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $94,845,143, representing 61.6% of its net assets as of period end, and an original cost of $85,205,236.

(d)	Investment does not issue shares.
(e)	Investment is held by a wholly-owned subsidiary.
(f)	Convertible security.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Private Investments Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,144,534	$10,744,820	(a)	$—	$—	$—	$12,889,354	12,889,354	$175,492	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$—	$—	$53,568,385	$53,568,385
Primary Investments	—	—	127,532	127,532
Secondary Investments	—	—	41,149,226	41,149,226
Asset-Backed Securities	—	20,392,940	—	20,392,940
Corporate Bonds	—	16,583,679	—	16,583,679
Floating Rate Loan Interests	—	7,642,477	340,073	7,982,550
Short-Term Securities
Money Market Funds	12,889,354	—	—	12,889,354

	$12,889,354	$44,619,096	$95,185,216	$152,693,666

7

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Private Investments Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Direct Investments	Primary Investments	Secondary Investments	Floating Rate Loan Interests	Total
Assets
Opening balance, as of March 31, 2023	$51,955,994	$109,344	$40,007,468	$337,334	$92,410,140
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	(126,424)	(126,424)
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	1	1
Net change in unrealized appreciation (depreciation)(a)	774,726	(6,501)	1,062,414	(996)	1,829,643
Purchases	5,788,074	24,689	172,105	130,594	6,115,462
Sales	(4,950,409)	—	(92,761)	(436)	(5,043,606)

Closing balance, as of June 30, 2023	$53,568,385	$127,532	$41,149,226	$340,073	$95,185,216

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(a)	$774,726	$(6,501)	$1,062,414	$(996)	$1,829,643

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $340,073. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Direct Investments	$53,568,385	Market	EBITDA Multiple	4.00x - 19.00x		10.93x
			EBIT Multiple	11.50x		—
			Revenue Multiple	1.78x - 23.00x		8.57x

Primary Investments	127,532	Market	Market Adjustment Factor	1.07x		—

Secondary Investments	41,149,226	Market	Market Adjustment Factor	0.97x - 1.07x		1.02x

	$94,845,143

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

LIBOR	London Interbank Offered Rate

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8